Share-based payments - Summary of time-based and performance-based vesting conditions of options (Detail)	12 Months Ended
Dec. 31, 2019
Group management equity incentive plan [member] | IPO tranche [member]
Disclosure of Sharebased payments [Line Items]
Description Of Vesting Condition	Immediately upon the completion of the Group's IPO or immediately upon grant
Percentage of time based awards	20.00%
Time Based Share Options [Member] | Anniversary tranche [member]
Disclosure of Sharebased payments [Line Items]
Description Of Vesting Condition	30% of the options under anniversary tranche vesting over four-year period, with 20% per year from IPO date/grant date to May 31, 2023 subject to the employment period served by the participants.
Percentage of time based awards	80.00%
Performance Based Share Option [Member] | Anniversary tranche [member]
Disclosure of Sharebased payments [Line Items]
Description Of Vesting Condition	70% of the option under the anniversary tranche vesting over four-year period, with 20% per year from IPO date/ grant date to May 31, 2023, and subject to performance achievement measure ("KPI") of the group and subsidiaries, which are defined by the Board of Directors every year.